Acquisition (Details 1) (New York Publishing Group Inc [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
New York Publishing Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 6
Accounts Receivable	28
Property and Equipment	2
Intangible Asset - Subscribers	118
Intangible Assets - Website	25
Goodwill	2,118
Security Deposit	3
Promissory Notes Payable	(300)
Total purchase price consideration	$ 2,000